Business Combinations - Additional Information (Detail) - JPY (¥) ¥ in Millions					12 Months Ended
	Mar. 28, 2019	Mar. 27, 2019	Mar. 13, 2017	Mar. 12, 2017	Mar. 31, 2019	Mar. 31, 2017	Jun. 01, 2018
Disclosure of detailed information about business combination [line items]
Proceeds from equity financing					¥ 67,235
OvakoAB [member]
Disclosure of detailed information about business combination [line items]
Cash consideration					51,767		¥ 51,767
Acquisition-related costs recognized as selling, general and administrative expenses in the consolidated statements of profit and loss					1,215
Sanyo Special Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Cash consideration					67,235
Acquisition-related costs recognized as selling, general and administrative expenses in the consolidated statements of profit and loss					276
Percentage of equity interests acquired	36.20%
Proportion of ownership interests held by company	51.50%	15.30%
Loss recognized as a result of remeasuring previously held interest to fair value					(4,592)
Bargain purchase gain					¥ 13,578
Nisshin Steel Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Cash consideration						¥ 75,972
Acquisition-related costs recognized as selling, general and administrative expenses in the consolidated statements of profit and loss						¥ 627
Percentage of equity interests acquired			43.00%
Proportion of ownership interests held by company			51.00%	8.00%